Financial instruments - financial and other risks - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Proceeds from issuing shares	$ 2,601,000	$ 50,000,000	$ 337,000,000
Borrowings	2,415,326,000	2,552,473,000
Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(22,471,000)	(16,596,000)
Secured bank loans [member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	12,300,000	8,800,000
Finance Lease [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	8,700,000	7,800,000
Unsecured Senior Notes due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		53,800,000
Unsecured Senior Notes due 2020 [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,400,000	500,000
Spot market rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Amount of changes in spot rate used for sensitivity analysis	1,000
Impact on operating income (loss) due to increase (decrease) in spot rate in sensitivity analysis	$ 46,200,000	$ 41,700,000	$ 43,700,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of change in interest rates used for sensitivity analysis	1.00%	1.00%	1.00%
Impact on profit (loss) due to changes in interest rate in sensitivity analysis	$ 26,700,000	$ 23,100,000	$ 22,800,000